13. Issued Capital (Tables)	12 Months Ended
Jun. 30, 2018
Issued Capital Tables Abstract
Ordinary shares
	2018 Number	2018 $	2017 Number	2017 $
At the beginning of reporting period	40,870,275	523,197	40,870,275	523,197
Ordinary shares issued	—	—	—	—
At reporting date	40,870,275	523,197	40,870,275	523,197